Contingencies, commitments and restrictions on the distribution of profits - AAP Concession Agreement and Armenian Concession Agreement (Details) $ in Thousands			12 Months Ended
	Apr. 12, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Schedule Of Commitment [Line Items]
Percentage of amount of work execution program guaranteed in performance bond				10.00%
Period after construction stage for which performance guarantee to be fulfilled				3 months
Percentage of amount of annual investment plan guaranteed in performance bond for remaining period				20.00%
Renewal period after completion of execution of work				12 months
Capital Expenditure			$ 372,373	$ 219,532
AAP
Schedule Of Commitment [Line Items]
Guaranteed amount on execution of work			$ 1,000
Standby Letter Of Credit One
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	$ 2,250
Standby Letter Of Credit Two
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	$ 500
PERU | AAP
Schedule Of Commitment [Line Items]
Performance bond		$ 4,500		$ 4,500
Period after Termination upto which renewal is allowed				2 years
AM | AIA
Schedule Of Commitment [Line Items]
Concession agreement, extension period				5 years
Number of phases of construction of new terminal | item				3
Number of completed phases | item				2
Exercise period for refusal of performance				30 days
Period during which master plan to be submitted to government				5 years
Extended period covered in the updated master plan				30 years
Capital Expenditure		$ 83,900